Other Income - Schedule of other income (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Other Income [Abstract]
Grant income	£ 218	£ 468	£ 1,211	£ 1,339
R&D expenditure credits	898	772	4,343	2,851
Other income	£ 1,116	£ 1,240	£ 5,554	£ 4,190